Summary of Significant Accounting Policies (Details) - Schedule of Computation of Basic and Diluted Earnings Per Share - USD ($)		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Numerator:
Net income attributable to ordinary shareholders (in Dollars)		$ 1,751,170	$ 2,569,810
Denominator:
Weighted-average number of ordinary shares outstanding – basic	[1]	9,201,374	8,826,374
Outstanding options		742,762	751,012
Potentially dilutive shares from outstanding options		717,557	720,972
Weighted-average number of ordinary shares outstanding – diluted	[1]	9,918,931	9,547,346
Earnings per share – basic (in Dollars per share)		$ 0.19	$ 0.29
Earnings per share – diluted (in Dollars per share)		$ 0.18	$ 0.27

[1]	Retrospectively restated for effect of 1-for-4 reverse split on November 2020 and 1-for-2 reverse split on August 8, 2022 of the ordinary shares, see Note 16.